Dividends (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) dividend $ / shares
Series C Preferred Stock
Class of Stock [Line Items]
Number of dividends declared	2
Number of quarters, dividend payments	2
Preferred stock dividends, cash paid quarterly (in USD per share) | $ / shares	$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $	$ 2,298
Series D Preferred Stock
Class of Stock [Line Items]
Number of dividends declared	2
Number of quarters, dividend payments	2
Preferred stock dividends, cash paid quarterly (in USD per share) | $ / shares	$ 0.50
Payments of ordinary dividends, preferred stock and preference stock | $	$ 3,195
Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Number of dividends declared	1
Number of quarters, dividend payments	1
Payments of ordinary dividends, preferred stock and preference stock | $	$ 78